Intangible Assets - Summary of Key Assumptions and Sensitivity Analysis Relating to Cash Generating Units (Detail) - In respect of one CGU in Europe heavyside [member]	12 Months Ended
Dec. 31, 2017
Disclosure of information for cash-generating units [Line Items]
Reduction in EBITDA (as defined) margin	2.9 percentage points
Reduction in profit before tax	22.20%
Reduction in net cash flow	18.20%
Increase in pre-tax discount rate	1.7 percentage points